Hedge accounting - Summary of detailed information about hedging instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 18,563,230	R$ 9,738,021	R$ 2,537,950
Variation in the amounts used to calculate hedge ineffectiveness	17,252	(18,758)	(60,563)
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	395,594	310,069	245,986
Liabilities	0	0	0
Variation in value recognized in Other comprehensive income	(17,281)	19,474	52,299
Notional value	414,043	440,022	349,218
Variation in the amounts used to calculate hedge ineffectiveness	18,480	(18,758)	(60,563)
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Notional value	17,887,369	9,297,999	2,188,732
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional value	261,818	0	0
Foreign exchange risk | Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Assets	395,594	310,069	245,986
Liabilities	0	0	0
Variation in value recognized in Other comprehensive income	(17,281)	19,474	52,299
Notional value	414,043	440,022	349,218
Variation in the amounts used to calculate hedge ineffectiveness	18,480	(18,758)	R$ (60,563)
Foreign exchange risk | Fair value hedge | Futures contract [member]
Disclosure of detailed information about hedged items [line items]
Assets	395,594	310,069
Liabilities	319,715	433,987
Notional value	697,227	876,826
Variation in the amounts used to calculate hedge ineffectiveness	(23,903)	(22,300)
Hedge ineffectiveness recognized in income	(2,825)	720
Interest rate and foreign exchange risk | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Assets	3,589,909	0
Liabilities	14,538,258	9,264,330
Notional value	17,887,369	9,297,999
Variation in value recognized in income	887,138	506,190
Variation in the amounts used to calculate hedge ineffectiveness	(932,486)	(495,191)
Interest rate and foreign exchange risk | Fair value hedge | Structured notes
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	10,648,559	7,635,838
Notional value	10,663,672	7,608,546
Variation in value recognized in income	726,798	493,728
Variation in the amounts used to calculate hedge ineffectiveness	(734,656)	(481,464)
Interest rate and foreign exchange risk | Fair value hedge | Issued bonds
Disclosure of detailed information about hedged items [line items]
Assets	0	0
Liabilities	3,889,699	1,628,492
Notional value	3,646,613	1,689,453
Variation in value recognized in income	323,881	12,462
Variation in the amounts used to calculate hedge ineffectiveness	(362,994)	(13,727)
Interest rate and foreign exchange risk | Fair value hedge | Fixed income bonds
Disclosure of detailed information about hedged items [line items]
Assets	3,589,909
Liabilities	0
Notional value	3,577,084
Variation in value recognized in income	(163,541)
Variation in the amounts used to calculate hedge ineffectiveness	165,164
Market price risk | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Assets	0
Liabilities	262,756
Variation in value recognized in Other comprehensive income	346,900
Notional value	261,818
Variation in the amounts used to calculate hedge ineffectiveness	(348,248)
Market price risk | Cash flow hedges | Long term incentive plan taxes [Member]
Disclosure of detailed information about hedged items [line items]
Assets	0
Liabilities	262,756
Variation in value recognized in Other comprehensive income	346,900
Notional value	261,818
Variation in the amounts used to calculate hedge ineffectiveness	(348,248)
Market price risk | Cash flow hedges | Swap contract [member]
Disclosure of detailed information about hedged items [line items]
Assets	0
Liabilities	262,756
Notional value	261,818
Variation in the amounts used to calculate hedge ineffectiveness	(348,248)
Hedge ineffectiveness recognized in income	(1,348)
Interest rate risk | Fair value hedge | Futures contract [member]
Disclosure of detailed information about hedged items [line items]
Assets	3,589,909	0
Liabilities	14,218,543	8,830,343
Notional value	17,604,185	8,861,195
Variation in the amounts used to calculate hedge ineffectiveness	(890,103)	(491,649)
Hedge ineffectiveness recognized in income	R$ (41,295)	R$ 10,995